SAFE Notes (Details) - USD ($)	6 Months Ended			12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
SAFE Notes (Details) [Line Items]
Aggregate amount	$ 1,600,800		$ 1,940,000	$ 8,190,000	$ 1,500,000
Proceeds from SAFE notes	1,710,800		2,440,000	8,580,000	1,000,000
SAFE Notes issued during the period	1,600,800	$ 8,190,000	1,940,000	8,190,000	1,500,000
SAFE note subscription receivable		110,000	$ 500,000	110,000	500,000
Subscription receivable				110,000
Cash proceeds from issuance of SAFE notes				1,000,000
SAFE Notes [Member]
SAFE Notes (Details) [Line Items]
Proceeds from SAFE notes					$ 8,080,000
SAFE note subscription receivable	$ 110,000	$ 500,000		$ 500,000